Portfolio of Investments
Columbia Maryland Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 96.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Disposal 2.0%
Maryland Environmental Service
Revenue Bonds
Mid Shore II Regional Landfill
Series 2011
11/01/2024	5.000%	1,030,000	1,061,055
Higher Education 3.5%
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Maryland Institute College of Art
Series 2012
06/01/2029	5.000%	1,000,000	1,087,210
Montgomery County Authority
Refunding Revenue Bonds
Series 2014
05/01/2027	5.000%	500,000	577,205
Morgan State University
Refunding Revenue Bonds
Series 2012
07/01/2030	5.000%	150,000	162,928
Total			1,827,343
Hospital 20.1%
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Anne Arundel Health System
Series 2014
07/01/2029	5.000%	750,000	866,002
MedStar Health, Inc.
Series 2015
08/15/2033	5.000%	500,000	580,335
Mercy Medical Center
Series 2016A
07/01/2032	5.000%	600,000	710,580
Meritus Medical Center Issue
Series 2015
07/01/2027	5.000%	1,000,000	1,188,310
Peninsula Regional Medical Center
Series 2015
07/01/2034	5.000%	1,000,000	1,142,610
Series 2017B
07/01/2031	5.000%	1,000,000	1,227,950
University of Maryland Medical System
Series 2015
07/01/2028	5.000%	500,000	593,780
Western Maryland Health System
Series 2014
07/01/2034	5.250%	1,500,000	1,720,155
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Carroll Hospital
Series 2012A
07/01/2026	5.000%	1,210,000	1,319,118
07/01/2027	5.000%	1,000,000	1,088,190
Total			10,437,030
Local Appropriation 4.2%
County of Prince George’s
Certificate of Participation
Suitland Public Infrastructure
Series 2019
10/01/2035	5.000%	500,000	632,870
University of Maryland Capital Region Health
Series 2018
10/01/2035	5.000%	750,000	952,762
Howard County Housing Commission
Revenue Bonds
Roger Carter Recreation Center Project
Series 2011
06/01/2026	5.000%	585,000	614,771
Total			2,200,403
Local General Obligation 8.3%
City of Baltimore
Unlimited General Obligation Bonds
Series 2017A
10/15/2033	5.000%	750,000	943,102
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2036	5.000%	500,000	657,590
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2006
11/01/2021	5.250%	2,500,000	2,690,650
Total			4,291,342
Multi-Family 10.4%
Howard County Housing Commission
Revenue Bonds
General Capital Improvement Program
Series 2015
06/01/2032	4.000%	750,000	817,665
Woodfield Oxford Square Apartments
Series 2017
12/01/2029	5.000%	555,000	689,848
Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Maryland Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland Baltimore County Student Housing
Series 2016 (AGM)
07/01/2030	5.000%	725,000	887,139
University of Maryland College Park Student Housing
Series 2016 (AGM)
06/01/2030	5.000%	875,000	1,060,308
Revenue Bonds
Salisbury University Project
Series 2012
06/01/2027	5.000%	1,100,000	1,182,445
Towson University Project
Series 2012
07/01/2027	5.000%	700,000	758,513
Total			5,395,918
Other Bond Issue 2.5%
City of Baltimore
Refunding Revenue Bonds
Convention Center Hotel
Series 2017
09/01/2028	5.000%	750,000	912,885
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/2021	4.400%	20,000	20,054
Maryland Economic Development Corp.
Revenue Bonds
Baltimore City Project
Subordinated Series 2018C
06/01/2038	4.000%	350,000	373,209
Total			1,306,148
Refunded / Escrowed 10.5%
City of Baltimore
Revenue Bonds
Water Project
Series 1994A Escrowed to Maturity (FGIC)
07/01/2024	5.000%	1,400,000	1,570,590
Maryland Health & Higher Educational Facilities Authority
Prerefunded 05/15/23 Revenue Bonds
Johns Hopkins Health System
Series 2013C
05/15/2033	5.000%	1,500,000	1,695,735
Prerefunded 07/01/22 Revenue Bonds
Johns Hopkins Health System
Series 2012
07/01/2028	5.000%	1,000,000	1,096,450
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Maryland
Prerefunded 03/01/23 Unlimited General Obligation Bonds
Series 2015A
03/01/2027	4.000%	1,000,000	1,095,400
Total			5,458,175
Retirement Communities 4.0%
County of Baltimore
Refunding Revenue Bonds
Oak Crest Village, Inc.
Series 2016
01/01/2029	5.000%	500,000	601,560
Oak Crest Village, Inc. Facilities
Series 2020
01/01/2038	4.000%	330,000	374,616
Riverwood Village, Inc. Project
Series 2020
01/01/2036	4.000%	500,000	570,710
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2026	5.000%	500,000	543,635
Total			2,090,521
Single Family 1.2%
Maryland Community Development Administration
Revenue Bonds
Series 2019C
03/01/2031	5.000%	500,000	643,595
Special Non Property Tax 3.6%
Maryland Stadium Authority
Revenue Bonds
Construction and Revitalization
Series 2018
05/01/2033	5.000%	1,000,000	1,259,780
State of Maryland Department of Transportation
Revenue Bonds
Series 2019
10/01/2032	4.000%	500,000	587,380
Total			1,847,160
Special Property Tax 8.6%
Anne Arundel County Consolidated District
Special Tax Refunding Bonds
Villages of Dorchester & Farmington
Series 2013
07/01/2023	5.000%	225,000	254,961
07/01/2024	5.000%	500,000	566,545

2	Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Maryland Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Baltimore
Refunding Tax Allocation Bonds
Consolidated Tax Projects
Series 2015
06/15/2027	5.000%	520,000	595,613
County of Frederick
Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/2025	5.000%	2,485,000	2,526,475
County of Montgomery
Refunding Special Tax Bonds
West Germantown Development District
Series 2014
07/01/2025	4.000%	485,000	544,388
Total			4,487,982
State Appropriated 6.7%
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/2022	4.500%	2,675,000	2,895,447
Maryland Stadium Authority
Revenue Bonds
Series 2019C
12/15/2037	4.000%	500,000	591,330
Total			3,486,777
State General Obligation 1.2%
State of Maryland
Unlimited General Obligation Bonds
Series 2017A
08/01/2030	4.000%	500,000	594,050
Transportation 3.7%
Washington Metropolitan Area Transit Authority
Refunding Revenue Bonds
Series 2017A-1
07/01/2029	5.000%	1,000,000	1,270,060
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018
07/01/2036	5.000%	500,000	622,825
Total			1,892,885
Water & Sewer 5.8%
City of Baltimore
Refunding Revenue Bonds
Water Projects
Subordinated Series 2019C
07/01/2035	4.000%	500,000	592,510
Subordinated Revenue Bonds
Series 2014A
07/01/2032	5.000%	1,000,000	1,173,370
Wastewater Project
Series 2017A
07/01/2031	5.000%	1,000,000	1,236,950
Total			3,002,830
Total Municipal Bonds (Cost $46,822,234)			50,023,214

Money Market Funds 3.3%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(a)	54,726	54,732
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(a)	1,679,200	1,679,200
Total Money Market Funds (Cost $1,733,926)		1,733,932
Total Investments in Securities (Cost: $48,556,160)		51,757,146
Other Assets & Liabilities, Net		194,833
Net Assets		51,951,979

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Maryland Intermediate Municipal Bond Fund | Quarterly Report 2020	3